COMMITMENTS AND CONTINGENT LIABILITIES - Other (Details) $ in Millions	Dec. 31, 2019 CAD ($)
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Acquisition of property, plant and equipment	$ 200
Acquisition of intangible assets	63
Commitments related to associates and joint ventures	312
Total other commitments	575
Estimated impact that would have resulted this quarter for CRTC's order as drafted	150
Estimated ongoing impact per quarter	$ 11